UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		  Capital Management Associates
Address:	140 Broadway
		       44th Floor
		       New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:

Joseph A. Zock, New York, New York,  February 11, 2000

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name



























Capital Management Associates
FORM 13F
December 31, 1999

                                                                                               Voting Authority
                                                    Value    Shares/ Sh/ Put/   Invstmt Other
Name of Issuer                Title of clCUSIP      (x$1000) Prn Amt Prn Call   Dscretn Managers         Sole        Shared  None
AMERICAN GREETINGS CORP       COM        026375105  15,734   666,000 SH         Sole                      666,000
APACHE CORP.                  COM        037411105  16,836   455,800 SH         Sole                      455,800
APPLIED MATLS INC COM         COM        038222105  10,129    79,950 SH         Sole                       79,950
AVISTA CORP.                  COM        05379B107  10,238   663,200 SH         Sole                      663,200
BARD (C.R.) INC.              COM        067383109  17,662   333,250 SH         Sole                      333,250
BOWATER INC.                  COM        102183100  18,311   337,150 SH         Sole                      337,150
BRINKER INTERNATIONAL INC     COM        109641100  14,083   583,750 SH         Sole                      583,750
CHIRON CORP.                  COM        170040109  22,741   536,650 SH         Sole                      536,650
CMS ENERGY CORP               COM        125896100  12,010   385,100 SH         Sole                      385,100
COMPUWARE CORP                COM        205638109  23,341   626,600 SH         Sole                      626,600
COMVERSE TECHNOLOGY INC.      COM        205862402  11,175    77,200 SH         Sole                       77,200
COOPER CAMERON CORP           COM        216640102  10,120   206,800 SH         Sole                      206,800
DEERE & CO                    COM        244199105  17,743   409,050 SH         Sole                      409,050
DELHAIZE AMERICA INC.         COM        246688105  16,756   824,896 SH         Sole                      824,896
ENSCO INTERNATIONAL INC       COM        26874Q100  17,840   779,900 SH         Sole                      779,900
FIRST TENNESSEE NATL CORP     COM        337162101  11,832   415,150 SH         Sole                      415,150
FLOWERS INDS INC              COM        343496105  31,041   400,000 SH         Sole                      400,000
HALLIBURTON CO                COM        406216101  19,845   493,050 SH         Sole                      493,050
HANNA M A CO                  COM        410522106  11,892 1,087,280 SH         Sole                    1,087,280
HARCOURT GENERAL INC.         COM        41163g101  11,960   297,150 SH         Sole                      297,150
HELIX TECHNOLOGY CORP         COM        423319102  13,670   305,050 SH         Sole                      305,050
HOUGHTON MIFFLIN CO.          COM        441560109  12,812   303,700 SH         Sole                      303,700
IDACORP INC.                  COM        451107106  15,761   587,817 SH         Sole                      587,817
INFINITY BROADCASTING CORP-A  COM        45662s102  23,321   644,438 SH         Sole                      644,438
IVAX CORP                     COM        465823102  29,219 1,134,700 SH         Sole                    1,134,700
LSI LOGIC CORP                COM        502161102  12,960   192,000 SH         Sole                      192,000
MANOR CARE INC.               COM        564055101  16,322 1,020,100 SH         Sole                    1,020,100
MCCORMICK & CO-NON VTG SHRS   COM        579780206  15,690   527,400 SH         Sole                      527,400
NABORS INDUSTRIES INC.        COM        629568106  14,191   458,700 SH         Sole                      458,700
NATIONAL SEMICONDUCTOR COM    COM        637640103  22,044   514,900 SH         Sole                      514,900
SEMPRA ENERGY                 COM        816851109  12,561   722,936 SH         Sole                      722,936
SOUTHWEST AIRLINES            COM        844741108  17,629 1,093,275 SH         Sole                    1,093,275
SUMMIT BANCORP                COM        866005101  16,652   543,750 SH         Sole                      543,750
TERADYNE INC                  COM        880770102  15,553   235,650 SH         Sole                      235,650
TEXAS INDUSTRIES INC.         COM        882491103  22,607   531,150 SH         Sole                      531,150
U S WEST INC                  COM        91273H101  20,660   286,950 SH         Sole                      286,950
VALASSIS COMMUNICATIONS INC   COM        918866104  18,434   436,300 SH         Sole                      436,300
WEYERHAEUSER CO.              COM        962166104  15,813   220,200 SH         Sole                      220,200
WILLIAMS COS INC.             COM        969457100  11,528   377,200 SH         Sole                      377,200